Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Summary of net rental expense for operating leases
The following table is a summary of the Company’s net rental expense for operating leases for the years ended December 31:

In millions	2015	2014	2013
Minimum rentals	$2,317	$2,320	$2,210
Contingent rentals	34	36	41
	2,351	2,356	2,251
Less: sublease income	(22)	(21)	(21)
	$2,329	$2,335	$2,230

Summary of future minimum lease payments under capital and operating leases
The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2015:

In millions	Capital Leases	Operating Leases(1)
2016	$52	$2,405
2017	94	2,321
2018	70	2,197
2019	69	2,044
2020	69	1,877
Thereafter	970	16,837
Total future lease payments(2)	1,324	$27,681
Less: imputed interest	(679)
Present value of capital lease obligations	$645

(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $180 million due in the future under noncancelable subleases.

(2)
The Company leases pharmacy and clinic space from Target. Amounts related to such capital and operating leases are reflected above. Amounts due in excess of the remaining estimated economic life of the buildings of approximately $1.7 billion are not reflected herein since the estimated economic life of the buildings is shorter than the contractual term of the lease arrangement.